Supplemental Financial Statement Information (Narrative) (Details) gal in Millions, $ in Millions	12 Months Ended
	Jul. 31, 2015 USD ($) gal	Jul. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)	Jan. 31, 2016 gal	Oct. 31, 2015 gal
Contract term duration	1 year
Net procurement of fixed priced propane by Ferrellgas in gallons | gal	80.5			102.7	51.0
Depreciation | $	$ 61.3	$ 58.3	$ 59.3
Maximum [Member]
Supply procurement contract duration	36 months